SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	2022	2021	2020
Salaries and social contributions	63,181	54,149	48,737
Advertising and marketing expenses	14,145	12,539	10,652
General and administrative expenses	8,961	8,050	7,498
Dealers commission	4,434	3,434	3,385
Universal service fund	3,887	3,813	3,670
Consulting expenses	3,464	3,614	3,409
Cash collection commission	3,130	3,533	3,645
Taxes other than income tax	2,492	1,062	1,844
Other personnel expenses	2,431	1,845	1,539
Utilities and maintenance	1,885	2,550	2,255
Other	1,391	1,446	1,168
Total	109,401	96,035	87,802